FINANCIAL INSTRUMENTS - Undiscounted commitments and contractual obligations (Details) - CAD ($)	Mar. 31, 2023	Oct. 11, 2022	Mar. 31, 2022
Disclosure of performance obligations [line items]
Accounts payable and accrued liabilities	$ 5,076,982		$ 5,846,672
Financial guarantees	3,367,910	$ 1,935,051
Loan payable			40,000
Lease obligations			37,339,063
Total financial liabilities	8,444,892		43,225,735
Total commitments	2,198,196		5,251,405
Total	10,643,088		48,477,140
Less than 1 year
Disclosure of performance obligations [line items]
Accounts payable and accrued liabilities	5,076,982		5,846,672
Financial guarantees	3,367,910
Lease obligations			3,855,603
Total financial liabilities	8,444,892		9,702,275
Total commitments	9,262,530		750,769
Total	17,707,422		10,453,044
1 year to 3 years
Disclosure of performance obligations [line items]
Loan payable			40,000
Lease obligations			8,295,120
Total financial liabilities			8,335,120
Total commitments	6,734,622		1,299,973
Total	6,734,622		9,635,093
3 years to 5 years
Disclosure of performance obligations [line items]
Lease obligations			8,459,641
Total financial liabilities			8,459,641
Total commitments	18,195,348		1,138,347
Total	$ 18,195,348		9,597,988
Over 5 years
Disclosure of performance obligations [line items]
Lease obligations			16,728,699
Total financial liabilities			16,728,699
Total commitments			2,062,316
Total			$ 18,791,015